STOCKHOLDERS’ EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity [Abstract]
STOCKHOLDERS’ EQUITY

15. STOCKHOLDERS’ EQUITY

Class A Common Stock

The Company has authorization to issue and have outstanding at any one time 49,000,000 shares of class A common stock with a par value of $0.0001 per share. Each share of class A common stock entitles its holder to one vote on all matters to be voted on by stockholders generally.

See Note 1 and Note 8 above for details regarding the issuance and redemption of shares of the Company’s class A common stock to and from James Chae, the Company’s majority stockholder, in December 2021.

In December 2021, the Company received subscriptions for the sale of 670,000 shares of class A common stock to investors for $2.00 per share, for total expected proceeds of $1,340,000. As of March 31, 2022, the Company had received $1,340,000 of the expected proceeds.

In September 2022, the Company consummated its initial public offering (the “IPO”) of 2,940,000 shares of its class A common stock at a public offering price of $4.00 per share, generating gross proceeds of $11,760,000. Net proceeds from the IPO was approximately $10.3 million after deducting underwriting discounts and commissions and other offering expenses of approximately $1.5 million.

Immediately prior to the IPO, the Company issued 549,100 shares of class A common stock as compensation to directors and consultants. The Company has accrued approximately $1.1 million of compensation expense at December 31, 2021 for the 549,100 shares at $2.00 per share, which the Company’s board of directors determined to reflect the then current fair market value of the Company’s Class A common stock. Upon the issuance of the 549,100 shares, the accrued liability was adjusted to additional paid-in-capital.

The Company also granted the underwriters a 45-day option to purchase up to 441,000 additional shares (equal to 15% of the shares of class A common stock sold in the IPO) to cover over-allotments, if any, which the underwriters did not exercise. In addition, the Company issued to the representative of the underwriters warrants to purchase a number of shares of class A common stock equal to 5.0% of the aggregate number of shares of Class A common stock sold in the IPO (including shares of Class A common stock sold upon exercise of the over-allotment option). The representative’s warrants will be exercisable at any time and from time to time, in whole or in part, during the four-and-½-year period commencing six months from the date of commencement of the sales of the shares of Class A common stock in connection with the IPO, at an initial exercise price per share of $5.00 (equal to 125% of the initial public offering price per share of class A common stock). No representative’s warrants have been exercised.

On November 22, 2023, the Company filed the Certificate of Amendment to the Company’s Amended and Restated Certificate of Incorporation to effect the Reverse Stock Split of its issued Common Stock in the ratio of 1-for-10 effective at 11:59 p.m. eastern on November 27, 2023. The Common Stock began trading on a split-adjusted basis at the market open on Tuesday, November 28, 2023.

No fractional shares were issued as a result of the Reverse Stock Split. Instead, any fractional shares that would have resulted from the Reverse Stock Split were rounded up to the next whole number. As a result, a total of 34,846 shares of Class A common stock were issued and total of 1,230,246 shares of Class A common stock were outstanding as of December 31, 2023. The Reverse Stock Split affected all stockholders uniformly and did not alter any stockholder’s percentage interest in the Company’s outstanding Common Stock, except for adjustments that may result from the treatment of fractional shares. The number of authorized shares of Common Stock of the Company and number of authorized, issued, and outstanding shares of the preferred stock of the Company were not changed.

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

15. STOCKHOLDERS’ EQUITY (Continued)

On January 5, 2024, the Company entered into a Securities Purchase Agreement with Alumni Capital LP, an accredited investor (“the Investor”), allowing the Company to sell up to $5,000,000 in Class A common stock to the Investor, subject to certain conditions including SEC approval of a registration statement. The Company controls the timing and amount of these sales until June 30, 2024, influenced by market conditions and trading prices. The shares will be sold at either 85% or 96% of the lowest trading price over the five days prior to closing, with specific limits on the amounts for each price option. The total shares sold cannot exceed 237,885 without stockholder approval, and the Investor’s ownership is capped at 9.99% of the outstanding shares. As consideration, the Company will issue 24,950 shares of Common Stock to the Investor, divided into two tranches.

On January 9, 2024, Yoshiharu Global Co. issued 12,745 shares of Class A Common Stock as commitment shares pursuant to this agreement.

On April 18, 2024, the Company amended the Securities Purchase Agreement with Alumni Capital LP to extended the commitment period ending on the earlier of (i) December 31, 2024, or (ii) the date on which the Investor shall have purchased Securities pursuant to the Securities Purchase Agreement for an aggregate purchase price of the commitment amount.

On November 20, 2024, the Company issued 45,000 shares of Class A Common Stock based on the Securities Purchase Agreement with Alumni Capital LP.

On January 6, 2025, the Company issued and sold to Crom Structured Opportunities Fund I, LP, a Delaware limited partnership (“Crom”) a 10% OID promissory note in the aggregate principal amount of $1,100,000 (the “Note”) for a purchase price of $1,000,000. The Company repaid such Note on March 7, 2025 with the proceeds from a loan made to the Company on or about March 6, 2025. Also on January 6, 2025, we entered into an equity purchase agreement (the “Purchase Agreement”) with Crom (the “Investor”) pursuant to which the Company shall have the right, but not the obligation, to sell to the Investor up to $10,000,000 (the “ELOC Shares”) of the Company’s Class A common stock, $0.0001 par value per share (“Class A Common Stock”). However, we have not yet been able to access capital under this agreement since we must first register shares issuable under the Purchase Agreement, which we may only do after the filing of this Annual Report on Form 10-K.

On March 12, 2025, the Company entered into a private placement securities subscription agreement (the “GM Private Placement Agreement”) with Good Mood Studio, Inc. (“Good Mood Studio”) pursuant to which Good Mood Studio purchased $200,000 worth of the Company’s shares of Class A common stock, par value $0.0001 per share (“Class A Common Stock”), at a price per share of $2.50 per share, or 80,000 shares of Class A Common Stock (the “GM Shares”).

On March 12, 2025, the Company entered into a private placement securities subscription agreement (the “BOF Private Placement Agreement”) with Blue Ocean Fund (“Blue Ocean Fund”) pursuant to which Blue Ocean Fund purchased $300,000 worth of the Company’s Class A Common Stock, at a price per share of $2.50 per share, or 120,000 shares of Class A Common Stock (the “BOF Shares”).

On March 12, 2025, the Company entered into a private placement securities subscription agreement (the “GLF Private Placement Agreement”) with Green Light Fund (“Green Light Fund”) pursuant to which Green Light Fund purchased $214,000 worth of the Company’s Class A Common Stock, at a price per share of $2.50 per share, or 85,600 shares of Class A Common Stock (the “GLF Shares”).

On March 17, 2025, the Company entered into securities subscription agreements (the “Subscription Agreements”) with certain investors pursuant to which the investors purchased an aggregate of 480,000 warrants for a purchase price of $1,200,000. The Subscription Agreements contain customary representations, warranties, and indemnification provisions and were entered into in reliance on self-certification as an accredited investor pursuant to Regulation D promulgated under the Securities Act. Each warrant is exercisable for one share of the Company’s Class A common stock at an exercise price of $0.01 (the “Shares”) pursuant to the terms of a warrant agreement dated as of March 17, 2025 (the “Warrant Agreement”).

On March 24, 2025, the Company entered into securities subscription agreements (the “Subscription Agreements”) with certain investors pursuant to which the investors agreed to cancel indebtedness in an aggregate amount of $2,500,000 in exchange for the issuance of an aggregate of 1,000,000 warrants.

On March 25, 2025, the Company entered into Subscription Agreements with certain investors pursuant to which the investors agreed to pay $1,650,000 in aggregate to purchase an aggregate of 660,000 warrants. The Subscription Agreements contain customary representations, warranties, and indemnification provisions and were entered into in reliance on self-certification as an accredited investor pursuant to Regulation D promulgated under the Securities Act. Each warrant is exercisable for one share of the Company’s Class A common stock at an exercise price of $0.01 (the “Shares”) pursuant to the terms of warrant agreements dated as of March 25, 2025 (the “Warrant Agreement”).

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

15. STOCKHOLDERS’ EQUITY (DEFICIT) (Continued)

Class B Common Stock

The Company has authorization to issue and have outstanding at any one time 1,000,000 shares of Class B common stock with a par value of $0.0001 per share. The holders of class B common stock are entitled to 10 votes per share, and to vote together as a single class with holders of class A common stock with respect to any question or matter upon which holders of class A common stock have the right to vote, unless otherwise required by applicable law or our amended and restated certificate of incorporation.

The holders of class B common stock are entitled to dividends as declared by the Company’s Board of Directors from time to time at the same rate per share as the class A common stock.

The holders of the class B common stock have the following conversion rights with respect to the class B common stock into shares of class A common stock:

●	all of the shares of class B common stock will automatically convert into class A common stock on a one-for-one basis upon the earlier of (A) the date such shares cease to be beneficially owned by James Chae and (B) 5:00 p.m. Pacific Time on the date that James Chae ceases to beneficially own at least 25% of the voting power of all the outstanding shares of capital stock of the Company; and

●	at the election of the holder of class B common stock, any share of class B common stock may be voluntarily converted into one share of class A common stock.

Immediately prior to the IPO in September 2022, the Company exchanged 1,000,000 shares of class A common stock held by James Chae into 1,000,000 shares of class B common stock.

On November 22, 2023, the Company filed the Certificate of Amendment to the Company’s Amended and Restated Certificate of Incorporation to effect the Reverse Stock Split of its issued Class B common stock in the ratio of 1-for-10 to be effective at 11:59 p.m. eastern on November 27, 2023. As a result, a total of 100,000 shares of Class B common stock were issued and outstanding as of March 31, 2024 and December 31, 2023.

15. STOCKHOLDERS’ EQUITY

Class A Common Stock

The Company has authorization to issue and have outstanding at any one time 49,000,000 shares of class A common stock with a par value of $0.0001 per share. Each share of class A common stock entitles its holder to one vote on all matters to be voted on by stockholders generally.

See Note 1 and Note 8 above for details regarding the issuance and redemption of shares of the Company’s class A common stock to and from James Chae, the Company’s majority stockholder, in December 2021.

In December 2021, the Company received subscriptions for the sale of 670,000 shares of class A common stock to investors for $2.00 per share, for total expected proceeds of $1,340,000. As of March 31, 2022, the Company had received $1,340,000 of the expected proceeds.

In September 2022, the Company consummated its initial public offering (the “IPO”) of 2,940,000 shares of its class A common stock at a public offering price of $4.00 per share, generating gross proceeds of $11,760,000. Net proceeds from the IPO were approximately $10.3 million after deducting underwriting discounts and commissions and other offering expenses of approximately $1.5 million.

Immediately prior to the IPO, the Company issued 549,100 shares of class A common stock as compensation to directors and consultants. The Company has accrued approximately $1.1 million of compensation expense at December 31, 2021 for the 549,100 shares at $2.00 per share, which the Company’s board of directors determined to reflect the then current fair market value of the Company’s Class A common stock. Upon the issuance of the 549,100 shares, the accrued liability was adjusted to additional paid-in-capital.

The Company also granted the underwriters a 45-day option to purchase up to 441,000 additional shares (equal to 15% of the shares of class A common stock sold in the IPO) to cover over-allotments, if any, which the underwriters did not exercise. In addition, the Company issued to the representative of the underwriters warrants to purchase a number of shares of class A common stock equal to 5.0% of the aggregate number of shares of Class A common stock sold in the IPO (including shares of Class A common stock sold upon exercise of the over-allotment option). The representative’s warrants will be exercisable at any time and from time to time, in whole or in part, during the four-and-½-year period commencing six months from the date of commencement of the sales of the shares of Class A common stock in connection with the IPO, at an initial exercise price per share of $5.00 (equal to 125% of the initial public offering price per share of class A common stock). No representative’s warrants have been exercised.

On November 22, 2023, Yoshiharu Global Co. (the “Company”) filed a Certificate of Amendment (the “Certificate of Amendment”) to the Company’s Amended and Restated Certificate of Incorporation to effect a reverse stock split of its issued Class A common stock, par value $0.0001 per share (“Class A Common Stock”) and Class B common stock, par value $0.0001 per share (“Class B Common Stock” and, together with Class A common Stock, “Common Stock”), in the ratio of 1-for-10 (the “Reverse Stock Split”) to be effective at 11:59 p.m. eastern on November 27, 2023. The Common Stock began trading on a split-adjusted basis at the market open on Tuesday, November 28, 2023.

No fractional shares were issued as a result of the Reverse Stock Split. Instead, any fractional shares that would have resulted from the Reverse Stock Split were rounded up to the next whole number. As a result, total of 34,846 shares of Class A common stock were issued and total of 1,230,246 shares of Class A common stock were outstanding as of December 31, 2023. The Reverse Stock Split affects all stockholders uniformly and did not alter any stockholder’s percentage interest in the Company’s outstanding Common Stock, except for adjustments that may result from the treatment of fractional shares. The number of authorized shares of Common Stock of the Company and number of authorized shares of the Class B common stock of the Company were not changed.

On January 5, 2024, the Company entered into a Securities Purchase Agreement with Alumni Capital LP, an accredited investor (“the Investor”), allowing the Company to sell up to $5,000,000 in Class A common stock to the Investor, subject to certain conditions including SEC approval of a registration statement. The Company controls the timing and amount of these sales until September 30, 2024, influenced by market conditions and trading prices. The shares will be sold at either 85% or 96% of the lowest trading price over the five days prior to closing, with specific limits on the amounts for each price option. The total shares sold cannot exceed 237,885 without stockholder approval, and the Investor’s ownership is capped at 9.99% of the outstanding shares. As consideration, the Company issued 24,950 shares of Common Stock to the Investor, divided into two tranches of $12,475 shares on January 9 and September 24, 2024, respectively.

On April 18, 2024, the Company amended the Securities Purchase Agreement with Alumni Capital LP to extended the commitment period ending on the earlier of (i) December 31, 2024, or (ii) the date on which the Investor shall have purchased Securities pursuant to the Securities Purchase Agreement for an aggregate purchase price of the commitment amount.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15. STOCKHOLDERS’ EQUITY (Continued)

Class B Common Stock

The Company has authorization to issue and have outstanding at any one time 1,000,000 shares of Class B common stock with a par value of $0.0001 per share. The holders of class B common stock are entitled to 10 votes per share, and to vote together as a single class with holders of class A common stock with respect to any question or matter upon which holders of class A common stock have the right to vote, unless otherwise required by applicable law or our amended and restated certificate of incorporation.

The holders of class B common stock are entitled to dividends as declared by the Company’s Board of Directors from time to time at the same rate per share as the class A common stock.

The holders of the class B common stock have the following conversion rights with respect to the class B common stock into shares of class A common stock:

●	all of the shares of class B common stock will automatically convert into class A common stock on a one-for-one basis upon the earlier of (A) the date such shares cease to be beneficially owned by James Chae and (B) 5:00 p.m. Pacific Time on the date that James Chae ceases to beneficially own at least 25% of the voting power of all the outstanding shares of capital stock of the Company; and

●	at the election of the holder of class B common stock, any share of class B common stock may be voluntarily converted into one share of class A common stock.

Immediately prior to the IPO in September 2022, the Company exchanged 1,000,000 shares of class A common stock held by James Chae into 1,000,000 shares of class B common stock.

On November 22, 2023, Yoshiharu Global Co. (the “Company”) filed a Certificate of Amendment (the “Certificate of Amendment”) to the Company’s Amended and Restated Certificate of Incorporation to effect a reverse stock split of its issued Class B common stock, par value $0.0001 per share in the ratio of 1-for-10 (the “Reverse Stock Split”) to be effective at 11:59 p.m. eastern on November 27, 2023. As a result, total of 100,000 shares of Class B common stock were issued and outstanding as of December 31, 2023.